Subsequent Event	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Event

Note 18. Subsequent Event

On October 15, 2013, we announced that we will relocate our corporate office from Ann Arbor, Michigan to Gastonia, North Carolina, which is home to our Filtration group. The transition to the new corporate headquarters will occur in phases during 2014. We are still in the planning stages of this transition and as a consequence the expected costs of this reorganization plan are still being formulated.